Non-controlling Interests	6 Months Ended
Jun. 30, 2018
Noncontrolling Interest [Abstract]
Non-controlling Interests
Non-controlling interests
Net loss attributable to non-controlling interests for the three and six months ended June 30, 2018 and 2017 consists of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
HLBV and other adjustments attributable to:
Non-controlling interest - Class A partnership units	$(9,572)	$(11,624)	$(86,344)	$(25,060)
Non-controlling interest - redeemable Class A partnership units	(1,681)	(2,656)	(5,015)	(5,307)
Other net earnings attributable to non-controlling interests	431	543	1,125	1,345
Net effect of non-controlling interests	$(10,822)	$(13,737)	$(90,234)	$(29,022)

The reduced U.S. federal corporate tax rate of 21% and other certain measures included in the Tax Act effective January 1, 2018 were reflected in the calculation of hypothetical liquidation at book value ("HLBV") in 2018. The change to the tax attributes accelerated HLBV income in the first quarter of 2018 by $55,900.